Consolidated Statement of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Class A Common Stock	Class B Common Stock	Puttable Arrangements - Common and Preferred Stock	Series A Convertible Redeemable Preferred Stock	Series A Redeemable Convertible Preferred Stock - Beneficial Conversion Feature	Common Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional paid-in capital	Additional paid-in capital Puttable Arrangements - Common and Preferred Stock	Additional paid-in capital Series A Convertible Redeemable Preferred Stock	Additional paid-in capital Series A Redeemable Convertible Preferred Stock - Beneficial Conversion Feature	(Accumulated deficit) retained earnings	Accumulated other comprehensive (loss) income	Non-controlling interests
Balance of shares outstanding, beginning of period (in shares) at Dec. 31, 2014							132,973	0	0
Balance, beginning of period at Dec. 31, 2014	$ 1,056,548						$ 532	$ 0	$ 0	$ 2,688,877				$ (1,093,300)	$ (579,041)	$ 39,480
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Non-cash stock compensation (in shares)							8
Non-cash stock compensation	34,120									34,120
Cash distributions to stockholders	$ (18,975)									(18,975)
Exercise of stock options (in shares)	460						111
Exercise of stock options	$ 2,040									2,040
Vesting of restricted stock and exercise of stock options, net of shares withheld to satisfy tax withholding (in shares)							163
Vesting of restricted stock and restricted stock units, net of shares withheld to satisfy tax withholding	(3,868)						$ 1			(3,869)
Dividends to noncontrolling interests	(1,242)									(1,147)						(95)
Capital contributions from noncontrolling interest holders	1,382															1,382
Changes in noncontrolling interests	(3,365)									(1,554)					442	(2,253)
Accretion of redeemable noncontrolling interests and equity	(13,041)									(13,041)
Reclassification of redeemable noncontrolling interests and equity	(4,613)															(4,613)
Net income (loss)	(315,845)													(316,248)		403
Foreign currency translation adjustment, net of tax of $0 for all years	(386,310)														(382,673)	(3,637)
Unrealized gain on derivative instruments, net of tax of $0 for all years	5,629														5,629
Minimum pension liability adjustment, net of tax of $105, $1,800 and $982, respectively	2,966														2,966
Balance of shares outstanding, end of period (in shares) at Dec. 31, 2015							133,255	0	0
Balance, end of period at Dec. 31, 2015	355,426						$ 533	$ 0	$ 0	2,686,451				(1,409,548)	(952,677)	30,667
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Non-cash stock compensation	$ 38,071									38,071
Exercise of stock options (in shares)	245						12
Exercise of stock options	$ 253									253
Vesting of restricted stock and exercise of stock options, net of shares withheld to satisfy tax withholding (in shares)							109
Vesting of restricted stock and restricted stock units, net of shares withheld to satisfy tax withholding	(1,725)						$ 1			(1,726)
Dividends to noncontrolling interests	(1,164)									(1,164)
Capital contributions from noncontrolling interest holders	5,572															5,572
Changes in noncontrolling interests	3,104									1,003						2,101
Accretion of redeemable noncontrolling interests and equity	263				$ (1,719)					263		$ (1,719)
Reclassification of redeemable noncontrolling interests and equity	(613)															(613)
Net income (loss)	366,186													371,847		(5,661)
Foreign currency translation adjustment, net of tax of $0 for all years	(115,685)														(115,801)	116
Unrealized gain on derivative instruments, net of tax of $0 for all years	8,032														8,032
Minimum pension liability adjustment, net of tax of $105, $1,800 and $982, respectively	$ 8,391														8,391
Balance of shares outstanding, end of period (in shares) at Dec. 31, 2016	133,376	0	0				133,376	0	0
Balance, end of period at Dec. 31, 2016	$ 664,392						$ 534	$ 0	$ 0	2,721,432				(1,037,701)	(1,052,055)	32,182
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Non-cash stock compensation	$ 64,788									64,788
Exercise of stock options (in shares)	0
Reclassification of Common stock into Class B common stock on January 31, 2017 (in shares)							(133,376)		133,376
Reclassification of Common stock into Class B common stock on January 31, 2017							$ (534)		$ 534
Issuance of Class A common stock in initial public offering (in shares)								35,000
Issuance of Class A common stock in initial public offering	$ 456,359							$ 140		456,219
Conversion of Class B shares to Class A shares (in shares)								1,229	(1,229)
Conversion of Class B shares to Class A shares								$ 5	$ (5)
Note exchange transaction (in shares)								18,683
Note exchange transaction	245,747							$ 75		245,672
Vesting of restricted stock and exercise of stock options, net of shares withheld to satisfy tax withholding (in shares)								140	296
Vesting of restricted stock and restricted stock units, net of shares withheld to satisfy tax withholding	(2,151)								$ 1	(2,152)
Reclassification to equity upon expiration of put right on share-based awards	5,500									5,500
Dividends to noncontrolling interests	(1,419)									(1,419)
Distributions to noncontrolling interest holders	167															167
Changes in noncontrolling interests	(36,617)									(11,569)					(1,164)	(23,884)
Accretion of redeemable noncontrolling interests and equity				$ (5,183)	$ (292,450)	$ 265,368					$ (5,183)	$ (292,450)	$ 265,368
Reclassification of redeemable noncontrolling interests and equity	(917)															(917)
Net income (loss)	93,764													91,465		2,299
Foreign currency translation adjustment, net of tax of $0 for all years	120,436														118,165	2,271
Unrealized gain on derivative instruments, net of tax of $0 for all years	9,875														9,875
Minimum pension liability adjustment, net of tax of $105, $1,800 and $982, respectively	$ (377)														(377)
Balance of shares outstanding, end of period (in shares) at Dec. 31, 2017	0	55,052	132,443				0	55,052	132,443
Balance, end of period at Dec. 31, 2017	$ 1,587,282						$ 0	$ 220	$ 530	$ 3,446,206				$ (946,236)	$ (925,556)	$ 12,118